Income and Expenses from Commissions	12 Months Ended
Dec. 31, 2022
Income and Expenses from Commissions Disclosure [Abstract]
Income and Expenses from commissions
30.	Income and Expenses from commissions:

The income and expenses from commissions shown in the Consolidated Statement of Income for the years ended December 31, 2022, 2021 and 2020 refer to the following items:

	2022	2021	2020
	MCh$	MCh$	MCh$
Income from commissions and services rendered
Comissions from debit and credit card services	217,342	183,292	156,786
Remuneration from administration of mutual funds, investment funds or others	121,028	108,221	92,514
Comissions from collections and payments	87,541	74,663	64,477
Comissions from portfolio management	59,812	50,793	50,272
Remuneration from brokerage and insurance advisory	41,734	38,057	33,049
Comissions from guarantees and letters of credit	35,381	30,131	27,824
Use of distribution channel	27,135	30,128	75,074
Brand use agreement	26,333	22,616	19,835
Comissions from trading and securities management	19,238	20,752	18,505
Financial advisory services	8,935	4,598	4,487
Comissions from lines of credit and current account overdrafts	4,607	4,396	4,568
Comissions from factoring operations services	1,394	1,328	1,415
Other commission earned	17,368	15,346	13,340
Total	667,848	584,321	562,146

Expenses from commissions and services received
Commissions from card transactions	49,223	43,831	49,764
Interbank transactions	41,012	31,368	24,843
Expenses from obligations of loyalty and merit card customers programs	34,324	31,662	21,814
Commissions from use of card brands license	9,224	11,762	8,315
Comissions from securities transaction	5,599	4,482	4,411
Collections and payments	4,469	4,211	4,927
Other commissions from services received	1,865	1,977	2,104
Total	145,716	129,293	116,178